RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
Restricted Cash and Investments [Abstract]
RESTRICTED CASH
5.	RESTRICTED CASH

Restricted cash consists of a short-term deposit of $1,920 (2011 - $Nil) that has been pledged as security to our bank for a letter of credit required for the purchase of certain system components.